Other Finance Expenses - Components interest expense (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Other Finance Expenses
Interest expense	$ 65,131,000	$ 69,567,000	$ 39,912,000
Amortization of debt issuance cost and fair value of debt assumed	2,221,000	2,503,000	2,692,000
Total interest expense	$ 67,352,000	$ 72,070,000	$ 42,604,000